Registration No. 33-74470


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 4

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. _____

                         Institutional Daily Income Fund
               (Exact Name of Registrant as Specified in Charter)

                   600 Fifth Avenue, New York, New York 10020
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5200

                               Bernadette N. Finn
                     c/o Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)


      [X]   immediately upon filing pursuant to paragraph (b)

      [ ]   on (date) pursuant to paragraph (b)

      [ ]   60 days after filing pursuant to paragraph (a)

      [ ]   on (date) pursuant to paragraph (a) of Rule 485

      [ ]   75 days after filing pursuant to paragraph (a) (2)

      [ ]   on (date) pursuant to paragraph (a) (2) of Rule 485

   CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

----------------------------------------------------------------------

                             Proposed         Proposed
                              Maximum         Maximum
Securities      Amount       Offering         Aggregate      Amount of
 Being           Being       Price per        Offering    Registration
Registered     Registered      Unit*           Price**           Fee**

SHARES OF
BENEFICIAL
INTEREST

$.01 par     42,362,717.93     $1.00         42,362,717.93     $8,472.54
value

----------------------------------------------------------------------

* Estimated solely for the purposes of determining the amount of the registration fee.


** Calculated pursuant to Rule 24e-2(a) under the Investment Company Act of 1940. 267,689,850.36 shares were redeemed during the fiscal year ended March 31, 1995, none of which are being used for "reduction" in this amendment, none of which were previously so used in filings pursuant to Rule 24e-2 (a) or 24f-2(c) during the current fiscal year ending March 31, 1996.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 17th day of November, 1995.


                                        INSTITUTIONAL DAILY INCOME FUND



                                        By:  /S/Steven W. Duff
                                             Steven W. Duff
                                             President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      SIGNATURE                              CAPACITY                  DATE

(1) Principal Executive
    Officer


     /s/ Steven W. Duff                   President and
         Steven W. Duff                   Director                   11/17/95

(2)  Principal Financial and
     Accounting Officer

     /s/ Richard De Sanctis
         Richard De Sanctis               Treasurer                  11/17/95

(3) Majority of Trustees

        W. Giles Mellon                   Director
        Yung Wong                         Director
        Robert Straniere                  Director


By:  /s/ Bernadette N. Finn
         Bernadette N. Finn                                          11/17/95
         Attorney-in-Fact